CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 856,054	$ 1,006,536
Restricted cash	124,238	31,813
Notes receivable	135,504	55,153
Short-term investments	113,979	9,619
Prepaid expenses and other current assets	303,057	280,876
Advances to suppliers	21,869	10,401
Inventories	169,103	149,939
Fixed term deposit within one year	972,358	$ 1,087,210
Amounts due from related parties- short-term portion	$ 15
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 2,696,177	$ 2,631,547
Property, plant and equipment, net	3,399,055	3,499,210
Prepaid land use rights, net	155,576	152,869
Deferred tax assets	113,454	84,596
Amounts due from related parties- long-term portion	$ 2	$ 545
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Fixed term deposit over one year	$ 63,212	$ 27,636
Other non-current assets	21,849	21,840
TOTAL ASSETS	6,449,325	6,418,243
Current liabilities:
Accounts payable	26,628	26,448
Notes payable	103,035	6,822
Advances from customers - short-term portion	48,786	37,192
Payables for purchases of property, plant and equipment	278,957	406,743
Accrued expenses and other current liabilities	39,071	33,309
Amounts due to related parties - short-term portion	$ 5,133	$ 10,210
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Income tax payable	$ 12	$ 511
Total current liabilities	501,622	521,235
Advances from customers - long-term portion	13,208	21,484
Deferred government subsidies	17,661	17,114
Deferred tax liabilities	519	544
Total liabilities	533,010	560,377
Commitments and contingencies (Note 13)
Ordinary shares
$0.0001 par value 500,000,000 shares authorized as of December 31, 2024 and 2025; 421,521,162 shares issued and 333,759,632 shares outstanding as of December 31, 2024; 426,092,214 shares issued and 338,330,684 shares outstanding as of December 31, 2025	42	42
Additional paid-in capital	2,464,548	2,408,799
Retained earnings	2,812,659	2,983,173
Accumulated other comprehensive loss	(252,910)	(413,210)
Treasury shares, at cost (87,761,530 shares as of December 31, 2024 and 2025)	(617,612)	(617,612)
Total Daqo New Energy Corp. shareholders' equity	4,406,727	4,361,192
Non-controlling interest	1,509,588	1,496,674
Total shareholders' equity	5,916,315	5,857,866
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,449,325	$ 6,418,243